Share-based payments charge - Disclosure of number and weighted average exercise prices of other equity instruments (Details) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,052,236	0
Options granted (in shares)	273,390
Options exercised (in shares)	(309,237)
Options forfeited (in shares)	(153,916)
Ending balance (in shares)	862,473	1,052,236
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,052,236
Options granted (in shares)	0
Options exercised (in shares)	(309,237)
Options forfeited (in shares)	(13,012)
Ending balance (in shares)	729,987	1,052,236
Year Of Issue, 2018, Expiry Date March 8, 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Options granted (in shares)	273,390
Options exercised (in shares)	0
Options forfeited (in shares)	(140,904)
Ending balance (in shares)	132,486	0